COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 4 - COMMITMENTS AND CONTINGENCIES

In May 2014, the Company engaged a legal counsel in order to receive legal services concerning the registration statement to be filed with the Securities and Exchange Commission ("SEC"). According to the agreement, the fees will be paid if and only upon receiving the first $50 thousand from external investors following the effectiveness of the registration statements. Since this expense was probable it was recorded as a provision and as expenses amounting to $50 thousand outstanding at March 31, 2016 and December 31, 2015. The legal counsel is considered to be a related party- see also note 5.

In May 2014, the Company engaged a legal counsel who is a family member of the sole officer and director of the Company in order to receive legal services concerning the registration statement to be filed with the Securities and Exchange Commission ("SEC"). According to the agreement, the fees will be paid if and only upon receiving the first $50 thousand from external investors following the effectiveness of the registration statements. Since this expense was probable it was recorded as a provision amounting to $50 thousand at the balance sheet date.